SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended
Sep. 30, 2020
Parent Company
Disclosure of subsidiaries [line items]
Entity	Digatrade Financial Corp.
Country of incorporation	Canada
Holding interest	100.00%
Functional currency	Canadian Dollar
Subsidiary 1
Disclosure of subsidiaries [line items]
Entity	Digatrade Limited
Country of incorporation	Canada
Holding interest	100.00%
Functional currency	Canadian Dollar
Subsidiary 2
Disclosure of subsidiaries [line items]
Entity	Digatrade (UK) Limited
Country of incorporation	United Kingdom
Holding interest	100.00%
Functional currency	Pounds Sterling
Subsidiary 3
Disclosure of subsidiaries [line items]
Entity	Digatrade Limited
Country of incorporation	USA
Holding interest	100.00%
Functional currency	US Dollar
Subsidiary 4
Disclosure of subsidiaries [line items]
Entity	Securter Systems Inc.
Country of incorporation	Canada
Holding interest	79.00%
Functional currency	Canadian Dollar